OTHER NON-CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2018
Other Assets, Noncurrent Disclosure [Abstract]
OTHER NON-CURRENT ASSETS, NET
12. OTHER NON-CURRENT ASSETS, NET

Other non-current assets consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB

Prepayment for purchase of minority interest (Note i)	4,504	-
Equity method investments	1,764	2,446
Prepayment for development of internal use software	1,211	1,211
Long-term prepaid rental fees	2,161	4,312
Others	3,952	3,295
Total	13,592	11,264

(Note i) In 2017, the Group prepaid RMB 4,504 to purchase 10% economic interest of Shenyang K-12. The transfer of ownership of such economic interest has been completed in June 2018.